Basis of measurement	12 Months Ended
Dec. 31, 2021
Basis of measurement
Basis of measurement

6            Basis of measurement

The consolidated financial statements were prepared based on historical cost, except for derivative financial instruments, and liabilities for the cancellation of the share-based plan, which are measured at fair value at each reporting date.